Financial Risk Management and Fair Values - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	¥ 204,383	¥ 166,974
Interest and other income	¥ 14,341	¥ 15,560	¥ 15,885
Sensitivity analysis, percentage	1.00%	1.00%	1.00%
Wealth management products	¥ 117,289	¥ 103,328
Foreign currency cash and deposits, percentage	3.10%	3.50%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Short-term bank deposits from ultimate holding company	¥ 26,706	¥ 21,637
Cash and bank balances	334,777	317,166
Interest-bearing receivables	36,835	18,914
Interest and other income	¥ 14,332	¥ 14,408
Average interest rate	3.02%	3.17%
Sensitivity analysis, increase/decrease in profit for the year and total equity	¥ 3,779	¥ 3,334
Wealth management products	¥ 117,289	¥ 103,328